Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 9,232	¥ 5,788
Purchase of property and equipment
Capital commitments
Contracted but not provided for	5,656	3,181
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 3,576	¥ 2,607